International Drawdown Managed Equity ETF
Schedule of Investments
January 31, 2023 (Unaudited)
Shares		Security Description		Value
		EXCHANGE TRADED FUNDS - 98.8% (a)
		Developed Market Equity - 70.9%
982,026		iShares Core MSCI International Developed Markets ETF (b)		$59,874,125
		Emerging Market Equity - 26.2%
648,460		SPDR Portfolio Emerging Markets ETF (b)		23,059,238
		TOTAL EXCHANGE TRADED FUNDS (Cost $75,383,894)		82,933,363

Contracts			Notional Amount
		PURCHASED OPTIONS (c) - 0.9%
		Put Options - 0.9%
10,000		iShares MSCI EAFE ETF, Expiration: 03/17/2023, Exercise Price: $63.00 (d)	$71,550,000	125,000
10,000		iShares MSCI EAFE ETF, Expiration: 03/17/2023, Exercise Price: $69.00 (d)	71,550,000	670,000
				795,000
		TOTAL PURCHASED OPTIONS (Cost $2,564,073)		795,000
Shares
		SHORT-TERM INVESTMENTS - 0.2%
129,612		First American Treasury Obligations Fund - Class X, 4.24% (e)		129,612
		SHORT-TERM INVESTMENTS (Cost $129,612)		129,612

		Total Investments (Cost $78,077,579) - 99.9%		83,857,975
		Other Assets in Excess of Liabilities - 0.1%		61,541
		NET ASSETS - 100.0%		$83,919,516

		Percentages are stated as a percent of net assets.
	(a)	The risks of investing in investment companies, such as the underlying ETFs, typically reflect the risks of the types of investments in which the investment companies invest.
	(b)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

	(c)	Exchange traded.
	(d)	Securities are held in connection with written options, see Schedule of Written Options for more details.
	(e)	Rate shown is the annualized seven-day yield as of January 31, 2023.

International Drawdown Managed Equity ETF
Schedule of Written Options
January 31, 2023 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		Written Options (a) - (0.2)%
		Put Options - (0.2)%
(10,000)		iShares MSCI EAFE ETF, Expiration: 03/17/2023, Exercise Price: $55.00	$(71,550,000)	$(40,000)
(10,000)		iShares MSCI EAFE ETF, Expiration: 03/17/2023, Exercise Price: $64.00	(71,550,000)	(150,000)
				(190,000)
		TOTAL WRITTEN OPTIONS (Premiums Received $615,912)		$(190,000)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,  whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2023:

International Drawdown Managed Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$82,933,363	$-	$-	$82,933,363
Purchased Options	-	795,000	-	795,000
Short-Term Investments	129,612	-	-	129,612
Total Investments in Securities	$83,062,975	$795,000	$-	$83,857,975

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$190,000	$-	$190,000
Total Written Options	$-	$190,000	$-	$190,000

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.